AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Dynamic Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated March 11, 2021 to the Portfolio’s Prospectuses and Summary Prospectuses dated May 1, 2020.

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The following replaces the chart under the heading “Portfolio Managers” in the Prospectuses and Summary Prospectuses for the Portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Caglasu Altunkopru	Since March 2021	Senior Vice President of the Adviser
Alexander Barenboym	Since March 2021	Senior Vice President of the Adviser
Daniel J. Loewy	Since 2011	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Portfolio - Portfolio Managers” in the Prospectuses.

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Caglasu Altunkopru; since March 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2016.

Alexander Barenboym; since March 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016.

Daniel J. Loewy; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2016. He is also Chief Investment Officer and Head of Multi-Asset Solutions and Chief Investment Officer of Dynamic Asset Allocation.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

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